Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

3. Revenue

For the years ended December 31, 2018, 2019 and 2020, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by types and the timing of transfer of goods or services were as follows:

Disaggregation of revenues

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Product sales	2,516,862	3,422,151	3,906,611

Service
- online store operations, digital marketing, customer service, warehousing and fulfillment and IT maintenance service which revenues are recognized over time	2,835,206	3,817,450	4,927,875
- one-time online store design and setup services which revenues are recognized at point of time	40,969	38,591	17,077

Total revenue	5,393,037	7,278,192	8,851,563

Contract Liability

The movement of the advances from customers for the years ended December 31, 2019 and 2020 were as follows:

Advances from
Customers
Opening Balance as of January 1, 2019	18,388
Net increase	6,360
Ending Balance as of December 31, 2019	24,748
Net increase	40,516
Ending Balance as of December 31, 2020	65,264

Revenue amounted RMB18,388 and RMB24,748 were recognized in the years ended December 31, 2019 and 2020 respectively, that were included in the balance of advance from customers at the beginning of each year.